Convertible Notes	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Convertible Notes
9.	Convertible Notes
Between July 2019 and October 2020, the Company entered into several subordinated convertible note purchase agreements for gross proceeds totaling $42,884 (the “2019 and 2020 Convertible Notes”). The 2019 and 2020 Convertible Notes accrue interest at 8% per annum, compounded quarterly. In May 2021, the Company and the holders of the 2019 and 2020 Convertible Notes agreed to extend the maturity date of all convertible promissory notes outstanding at December 31, 2020 from January 29, 2022 to July 31, 2022. If not converted, at the option of the holders, all unpaid principal, interest and a balloon payment of 5% of the principal balance is due on the stated maturity date of July 31, 2022. The accretion of the carrying value of the Convertible Notes for the additional balloon payment is recorded as additional interest expense over the term of the 2019 and 2020 Convertible Notes. In connection with securing the 2019 and 2020 Convertible Notes, the Company incurred debt issuance costs of $392 that have been recorded as a deduction of the carrying amount of convertible debt and are being amortized to interest expense over the term of the 2019 and 2020 Convertible Notes. Conversion of the 2019 and 2020 Convertible Notes can be automatic based on events such as an initial public offering (“IPO”) by the Company or voluntary based on events such as a change of control or maturity.
From January 2021 through February 2021, the Company issued and sold several convertible promissory notes in the aggregate amount of $20,000 (the “2021 Convertible Notes”, and together with the 2019 and 2020 Convertible Notes, the “Convertible Notes”). The 2021 Convertible Notes mature four years from the date of issuance and accrue interest at 8% per annum, compounded quarterly. In connection with securing the 2021 Convertible Notes, the Company incurred debt issuance costs of $62 that have been recorded as a deduction of the carrying amount of convertible debt and are being amortized to interest expense over the life of the 2021 Convertible Notes. Conversion of the 2021 Convertible Notes can be automatic based on events such as an IPO by the Company or voluntary based on events such as a change of control or maturity.
Immediately prior to the effective time of the Merger, the Convertible Notes were automatically converted into shares of Old Spire Common Stock. The conversion ratio to Old Spire Common Stock for the 2019 and 2020 Convertible Notes was 2.4808 whereas the conversion ratio to Old Spire Common Stock for the 2021 Convertible Notes was 13.6466. This conversion then gave the right to receive shares of New Spire Class A Common Stock equal to the number of shares of Old Spire Common Stock received from such conversion multiplied exchange ratio of 1.7058.
Total accrued interest on Convertible Notes was $0 and $5,944 as of December 31, 2021 and 2020, respectively, and included in Convertible notes payable, net on the Consolidated Balance Sheets. After the conversion of the Convertible Notes, the balloon interest accrual of $1,698 was reversed in August 2021, which was only payable upon full maturity of the Convertible Notes. The Company recorded $2,103 and $4,490 of interest expense on the Convertible Notes for the years ended December 31, 2021 and 2020, respectively.